Distribution Date:	03/17/22	Wells Fargo Commercial Mortgage Trust 2012-LC5
Determination Date:	03/11/22
Next Distribution Date:	04/18/22
Record Date:	02/28/22	Commercial Mortgage Pass-Through Certificates
Series 2012-LC5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Administrative Agent	Trimont Real Estate Advisors, LLC
Principal Prepayment Detail	19		Trust Advisor		Trustadvisor@trimontrea.com
Historical Detail	20		3500 Lenox Road, Suite G1 | Atlanta, GA 30326 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	U.S. Bank National Association
Modified Loan Detail	25		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	26		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988HAA9	0.687000%	81,143,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988HAB7	1.844000%	156,188,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988HAC5	2.918000%	556,683,000.00	467,789,813.95	22,279,964.29	1,137,508.90	0.00	0.00	23,417,473.19	445,509,849.66	45.76%	30.00%
A-SB	94988HAD3	2.528000%	100,000,000.00	3,525,679.79	2,159,079.40	7,427.43	0.00	0.00	2,166,506.83	1,366,600.39	45.76%	30.00%
A-S	94988HAE1	3.539000%	124,524,000.00	124,524,000.00	0.00	367,242.03	0.00	0.00	367,242.03	124,524,000.00	30.65%	20.25%
B	94988HAF8	4.142000%	76,630,000.00	76,630,000.00	0.00	264,501.22	0.00	0.00	264,501.22	76,630,000.00	21.35%	14.25%
C	94988HAG6	4.693000%	41,508,000.00	41,508,000.00	0.00	162,330.87	0.00	0.00	162,330.87	41,508,000.00	16.31%	11.00%
D	94988HAP6	4.746815%	49,490,000.00	49,490,000.00	0.00	195,766.58	0.00	0.00	195,766.58	49,490,000.00	10.31%	7.13%
E	94988HAR2	4.746815%	20,754,000.00	20,754,000.00	0.00	82,096.17	0.00	0.00	82,096.17	20,754,000.00	7.79%	5.50%
F	94988HAT8	4.746815%	23,946,000.00	23,946,000.00	0.00	94,722.70	0.00	0.00	94,722.70	23,946,000.00	4.88%	3.63%
G	94988HAV3	4.746815%	46,298,194.00	40,095,081.22	0.00	154,012.41	0.00	(122,074.92)	154,012.41	40,217,156.14	0.00%	0.00%
V	94988HBA8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988HAX9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,277,164,194.00	848,262,574.96	24,439,043.69	2,465,608.31	0.00	(122,074.92)	26,904,652.00	823,945,606.19

X-A	94988HAK7	1.701341%	1,018,538,000.00	595,839,493.74	0.00	844,771.67	0.00	0.00	844,771.67	571,400,450.05
X-B	94988HAM3	0.411220%	118,138,000.00	118,138,000.00	0.00	40,483.97	0.00	0.00	40,483.97	118,138,000.00
Notional SubTotal			1,136,676,000.00	713,977,493.74	0.00	885,255.64	0.00	0.00	885,255.64	689,538,450.05

Deal Distribution Total					24,439,043.69	3,350,863.95	0.00	(122,074.92)	27,789,907.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988HAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988HAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988HAC5	840.31632716	40.02271363	2.04336921	0.00000000	0.00000000	0.00000000	0.00000000	42.06608283	800.29361353
A-SB	94988HAD3	35.25679790	21.59079400	0.07427430	0.00000000	0.00000000	0.00000000	0.00000000	21.66506830	13.66600390
A-S	94988HAE1	1,000.00000000	0.00000000	2.94916667	0.00000000	0.00000000	0.00000000	0.00000000	2.94916667	1,000.00000000
B	94988HAF8	1,000.00000000	0.00000000	3.45166671	0.00000000	0.00000000	0.00000000	0.00000000	3.45166671	1,000.00000000
C	94988HAG6	1,000.00000000	0.00000000	3.91083333	0.00000000	0.00000000	0.00000000	0.00000000	3.91083333	1,000.00000000
D	94988HAP6	1,000.00000000	0.00000000	3.95567953	0.00000000	0.00000000	0.00000000	0.00000000	3.95567953	1,000.00000000
E	94988HAR2	1,000.00000000	0.00000000	3.95567939	0.00000000	0.00000000	0.00000000	0.00000000	3.95567939	1,000.00000000
F	94988HAT8	1,000.00000000	0.00000000	3.95567945	0.00000000	0.00000000	0.00000000	0.00000000	3.95567945	1,000.00000000
G	94988HAV3	866.01825592	0.00000000	3.32653170	0.09915894	4.57082408	0.00000000	(2.63671019)	3.32653170	868.65496611
V	94988HBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94988HAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988HAK7	584.99485904	0.00000000	0.82939632	0.00000000	0.00000000	0.00000000	0.00000000	0.82939632	561.00062055
X-B	94988HAM3	1,000.00000000	0.00000000	0.34268373	0.00000000	0.00000000	0.00000000	0.00000000	0.34268373	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/22 - 02/28/22	30	0.00	1,137,508.90	0.00	1,137,508.90	0.00	0.00	0.00	1,137,508.90	0.00
A-SB	02/01/22 - 02/28/22	30	0.00	7,427.43	0.00	7,427.43	0.00	0.00	0.00	7,427.43	0.00
A-S	02/01/22 - 02/28/22	30	0.00	367,242.03	0.00	367,242.03	0.00	0.00	0.00	367,242.03	0.00
B	02/01/22 - 02/28/22	30	0.00	264,501.22	0.00	264,501.22	0.00	0.00	0.00	264,501.22	0.00
C	02/01/22 - 02/28/22	30	0.00	162,330.87	0.00	162,330.87	0.00	0.00	0.00	162,330.87	0.00
D	02/01/22 - 02/28/22	30	0.00	195,766.58	0.00	195,766.58	0.00	0.00	0.00	195,766.58	0.00
E	02/01/22 - 02/28/22	30	0.00	82,096.17	0.00	82,096.17	0.00	0.00	0.00	82,096.17	0.00
F	02/01/22 - 02/28/22	30	0.00	94,722.70	0.00	94,722.70	0.00	0.00	0.00	94,722.70	0.00
G	02/01/22 - 02/28/22	30	207,030.02	158,603.29	0.00	158,603.29	4,590.88	0.00	0.00	154,012.41	211,620.90
X-A	02/01/22 - 02/28/22	30	0.00	844,771.67	0.00	844,771.67	0.00	0.00	0.00	844,771.67	0.00
X-B	02/01/22 - 02/28/22	30	0.00	40,483.97	0.00	40,483.97	0.00	0.00	0.00	40,483.97	0.00
Totals			207,030.02	3,355,454.83	0.00	3,355,454.83	4,590.88	0.00	0.00	3,350,863.95	211,620.90

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	27,789,907.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,144,559.57	Master Servicing Fee	14,925.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,116.51
Interest Adjustments	0.00	Trustee Fee	258.63
Deferred Interest	0.00	Trust Advisor Fee	961.43
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	229,157.35
Total Interest Collected	3,373,716.92	Total Fees	18,262.07

Principal		Expenses/Reimbursements
Scheduled Principal	2,032,953.34	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	22,284,015.44	Special Servicing Fees (Monthly)	(3,235.14)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	122,074.92	Special Servicing Fees (Work Out)	7,826.02
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	24,439,043.70	Total Expenses/Reimbursements	4,590.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,350,863.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	24,439,043.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	27,789,907.64
Total Funds Collected	27,812,760.62	Total Funds Distributed	27,812,760.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	848,262,574.96	848,262,574.96	Beginning Certificate Balance	848,262,574.96
(-) Scheduled Principal Collections	2,032,953.34	2,032,953.34	(-) Principal Distributions	24,439,043.69
(-) Unscheduled Principal Collections	22,284,015.44	22,284,015.44	(-) Realized Losses	(122,074.92)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(122,074.92)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(122,074.92)	(122,074.92)	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.01)	(0.01)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	823,945,606.19	823,945,606.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	848,279,012.81	848,279,012.81	Ending Certificate Balance	823,945,606.19
Ending Actual Collateral Balance	823,945,606.17	823,945,606.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP	Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP
1,000,000 or less	1	875,000.00	0.11%	5	5.2500	2.115200	1.30 or less	10	111,797,229.41	13.57%	5	4.8148	0.832662
1,000,001 to 2,000,000	3	5,066,209.86	0.61%	5	5.0374	3.523082	1.31 to 1.40	3	41,148,579.43	4.99%	6	5.1170	1.361932
2,000,001 to 3,000,000	4	9,300,062.31	1.13%	5	5.0049	2.220166	1.41 to 1.50	2	40,305,776.67	4.89%	6	5.0672	1.494709
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	13,544,507.45	1.64%	6	5.1700	1.515400
4,000,001 to 5,000,000	3	13,854,417.02	1.68%	5	4.8042	2.150413	1.61 to 1.70	2	25,830,129.87	3.13%	6	5.1799	1.617955
5,000,001 to 6,000,000	2	10,918,855.50	1.33%	4	5.1135	0.852311	1.71 to 1.80	2	7,162,456.18	0.87%	5	4.9549	1.765533
6,000,001 to 7,000,000	2	13,339,148.34	1.62%	6	4.8451	1.062341	1.81 to 1.90	1	69,210,327.21	8.40%	4	4.6750	1.837100
7,000,001 to 8,000,000	1	7,423,357.79	0.90%	5	4.7500	(1.203900)	1.91 to 2.00	1	32,079,458.94	3.89%	2	5.0230	1.960400
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	4	39,525,552.18	4.80%	4	4.7200	2.145413
9,000,001 to 10,000,000	1	9,634,385.20	1.17%	5	4.7500	1.068700	2.26 to 2.50	3	17,265,951.14	2.10%	5	4.7463	2.366694
10,000,001 to 15,000,000	5	61,374,602.63	7.45%	6	4.9977	1.500534	2.51 or greater	3	8,381,288.79	1.02%	5	4.7068	3.943780
15,000,001 to 20,000,000	5	90,060,318.80	10.93%	4	4.7981	1.597560	Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290
20,000,001 to 30,000,000	2	48,145,010.17	5.84%	5	4.9889	1.233856
30,000,001 to 50,000,000	2	67,049,562.44	8.14%	4	5.0371	1.723979
50,000,001 to 80,000,000	1	69,210,327.21	8.40%	4	4.6750	1.837100
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 to 150,000,000	0	0.00	0.00%	0	0.0000	0.000000
150,000,001 and greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	30	417,694,348.92	50.69%	5	4.6590	NAP
							Defeased	30	417,694,348.92	50.69%	5	4.6590	NAP
Arizona	2	29,891,195.40	3.63%	5	4.8596	0.963238
							Industrial	1	5,583,182.33	0.68%	4	5.0500	0.316000
California	4	19,694,574.20	2.39%	5	4.9197	1.071521
							Lodging	8	77,640,140.28	9.42%	6	4.9750	1.151819
Colorado	1	4,141,506.82	0.50%	4	4.9500	1.111200
							Mixed Use	2	24,250,010.94	2.94%	3	4.8836	1.972038
Delaware	1	7,423,357.79	0.90%	5	4.7500	(1.203900)
							Office	3	114,177,156.23	13.86%	4	4.7643	1.933529
Florida	5	64,565,505.39	7.84%	6	4.8602	1.505174
							Other	1	1,916,214.41	0.23%	5	4.8500	2.200100
Georgia	1	1,780,713.67	0.22%	5	5.2600	2.359200
							Retail	16	167,638,765.00	20.35%	5	4.9337	1.474914
Kentucky	1	10,283,070.67	1.25%	6	4.9400	1.257600
							Self Storage	3	15,045,788.08	1.83%	5	4.7731	1.451752
Maryland	2	49,899,458.94	6.06%	3	4.8702	2.030895
							Totals	64	823,945,606.19	100.00%	5	4.7711	1.883290
Michigan	3	17,154,431.16	2.08%	6	5.1363	1.958412

Nevada	1	2,234,545.98	0.27%	5	5.1200	1.796700

New York	3	99,387,545.51	12.06%	5	4.7298	1.645902

North Carolina	3	23,589,487.94	2.86%	6	5.1960	1.617400

Tennessee	1	9,634,385.20	1.17%	5	4.7500	1.068700

Texas	3	35,269,292.93	4.28%	4	5.0688	1.801992

Virginia	3	31,302,185.67	3.80%	3	4.9008	1.874505

Totals	64	823,945,606.19	100.00%	5	4.7711	1.883290

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP	Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP
	4.500% or less	1	17,181,867.83	2.09%	5	4.5000	0.970400	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	8	134,208,360.97	16.29%	5	4.6664	1.714930	4 months or greater	32	406,251,257.27	49.31%	5	4.8862	1.558370
	4.751% to 5.000%	9	98,034,015.06	11.90%	5	4.8581	1.363499	Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290
	5.001% or 5.250%	12	140,607,558.99	17.07%	4	5.1002	1.630987
	5.251% or 5.500%	2	16,219,454.42	1.97%	6	5.4291	1.434092
	5.501% or 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP	Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP
	60 months or less	32	406,251,257.27	49.31%	5	4.8862	1.558370	Interest Only	3	23,480,000.00	2.85%	5	4.6204	2.421751
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	102,126,873.43	12.39%	4	4.9789	1.448096
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	20	280,644,383.84	34.06%	5	4.8748	1.526264
	Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	24	417,694,348.92	50.69%	5	4.6590	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	0	0.00	0.00%	0	0.0000	0.000000
	2 years or more	32	406,251,257.27	49.31%	5	4.8862	1.558370
	Totals	56	823,945,606.19	100.00%	5	4.7711	1.883290
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310916500	RT	Los Angeles	CA	Actual/360	4.470%	443,737.06	338,864.61	0.00	N/A	07/01/22	--	127,632,902.90	127,294,038.30	03/01/22
3	28000213	OF	New York	NY	Actual/360	4.200%	326,666.67	0.00	0.00	N/A	09/06/22	06/06/22	100,000,000.00	100,000,000.00	03/06/22
4	310916651	OF	New York	NY	Actual/360	4.675%	252,243.55	161,465.44	0.00	N/A	07/01/22	--	69,371,792.65	69,210,327.21	03/01/22
6	28000207	RT	Boca Raton	FL	Actual/360	5.050%	137,704.55	89,045.71	0.00	N/A	09/06/22	--	35,059,149.21	34,970,103.50	03/06/22
7	28000180	OF	Rockville	MD	Actual/360	5.023%	125,643.14	80,840.89	0.00	N/A	05/06/22	--	32,160,299.83	32,079,458.94	03/06/22
8	440000147	Various Various		Various	Actual/360	4.847%	116,731.89	79,765.59	0.00	N/A	09/01/22	--	30,964,278.76	30,884,513.17	03/01/22
9	440000138	LO	Columbia	SC	Actual/360	5.357%	100,149.59	87,579.29	0.00	N/A	09/01/22	--	24,036,542.48	23,948,963.19	03/01/22
10	440000142	LO	Various	NC	Actual/360	5.196%	95,685.82	87,306.48	0.00	N/A	09/01/22	--	23,676,794.42	23,589,487.94	03/01/22
11	820914653	RT	Oro Valley	AZ	Actual/360	4.790%	91,692.91	56,354.35	0.00	N/A	08/01/22	--	24,611,876.58	24,555,522.23	03/01/22
13	28000185	RT	La Quinta	CA	Actual/360	4.579%	79,520.83	22,328,251.02	0.00	06/06/22	06/06/37	--	22,328,251.02	0.00	03/06/22
14	440000149	LO	Plainview	NY	Actual/360	4.940%	76,872.84	51,085.72	0.00	N/A	09/01/22	--	20,007,390.34	19,956,304.62	03/01/22
15	28000197	RT	Brooklyn	NY	Actual/360	4.950%	77,107.57	48,328.38	0.00	N/A	07/06/22	--	20,027,939.98	19,979,611.60	03/06/22
16	28000191	MU	Austin	TX	Actual/360	4.800%	70,799.72	49,873.31	0.00	N/A	06/06/22	--	18,964,211.08	18,914,337.77	03/06/22
17	28000202	OF	Washington	DC	Actual/360	4.950%	68,739.83	46,020.72	0.00	N/A	07/06/22	--	17,854,500.11	17,808,479.39	03/06/22
18	310915781	RT	Miami Beach	FL	Actual/360	4.500%	60,297.91	46,106.00	0.00	N/A	08/01/22	--	17,227,973.83	17,181,867.83	03/01/22
19	440000129	SS	Long Island City	NY	Actual/360	4.690%	37,700.54	114,293.55	0.00	08/01/22	08/01/28	--	10,335,207.23	10,220,913.68	03/01/22
20	28000173	RT	Lynchburg	VA	Actual/360	5.161%	65,146.09	41,461.22	0.00	N/A	05/06/22	--	16,229,269.80	16,187,808.58	03/06/22
21	28000206	RT	Capitol Heights	MD	Actual/360	4.595%	63,686.70	0.00	0.00	08/06/22	08/06/37	--	17,820,000.00	17,820,000.00	03/06/22
23	28000208	RT	Southlake	TX	Actual/360	5.450%	61,353.44	35,202.72	0.00	N/A	09/06/22	--	14,473,943.47	14,438,740.75	03/06/22
24	28000211	RT	White Lake Township	MI	Actual/360	5.170%	54,600.36	33,918.80	0.00	N/A	09/06/22	--	13,578,426.25	13,544,507.45	03/06/22
25	440000134	OF	Richmond	VA	Actual/360	4.600%	46,230.70	34,254.47	0.00	N/A	08/01/22	--	12,921,624.55	12,887,370.08	03/01/22
26	28000205	MF	Farmington Hills	MI	Actual/360	5.700%	58,853.41	31,689.06	0.00	N/A	06/06/22	--	13,275,204.23	13,243,515.17	03/06/22
28	440000136	LO	Louisville	KY	Actual/360	4.940%	39,658.88	38,789.57	0.00	N/A	09/01/22	--	10,321,860.24	10,283,070.67	03/01/22
29	440000130	RT	Chesapeake	VA	Actual/360	4.681%	40,557.48	29,304.54	0.00	N/A	05/01/22	--	11,139,783.79	11,110,479.25	03/01/22
30	310916000	LO	Franklin	TN	Actual/360	4.750%	35,730.77	37,101.72	0.00	N/A	08/01/22	--	9,671,486.92	9,634,385.20	03/01/22
31	28000209	MH	Various	TX	Actual/360	5.073%	41,335.56	26,412.54	0.00	N/A	07/06/22	--	10,476,192.41	10,449,779.87	03/06/22
32	310915631	RT	Pembroke Pines	FL	Actual/360	4.700%	36,297.55	25,938.99	0.00	N/A	09/01/22	--	9,929,420.70	9,903,481.71	03/01/22
37	440000137	MF	Chicago	IL	Actual/360	4.669%	30,019.13	21,658.49	0.00	N/A	09/01/22	--	8,266,442.76	8,244,784.27	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
38	310915869	LO	Wilmington	DE	Actual/360	4.750%	27,497.04	19,451.22	0.00	N/A	08/01/22	--	7,442,809.01	7,423,357.79	03/01/22
39	310914899	RT	San Francisco	CA	Actual/360	4.760%	24,474.61	25,175.65	0.00	N/A	09/01/22	--	6,610,789.93	6,585,614.28	03/01/22
42	440000145	LO	Lakeland	FL	Actual/360	4.928%	25,951.89	17,308.04	0.00	N/A	09/01/22	--	6,770,842.10	6,753,534.06	03/01/22
43	310914547	IN	Bakersfield	CA	Actual/360	5.050%	22,012.65	21,169.10	0.00	N/A	07/01/22	--	5,604,351.43	5,583,182.33	03/01/22
45	870915902	MU	Glendale	AZ	Actual/360	5.180%	21,550.62	13,349.09	0.00	N/A	07/01/22	--	5,349,022.26	5,335,673.17	03/01/22
47	440000139	RT	Dallas	TX	Actual/360	4.900%	19,039.18	12,804.42	0.00	09/01/22	09/01/42	09/01/22	4,995,704.06	4,982,899.64	03/01/22
48	410914680	RT	Porterville	CA	Actual/360	4.880%	18,752.56	12,753.39	0.00	N/A	08/01/22	--	4,940,663.59	4,927,910.20	03/01/22
49	310915999	SS	Windsor	CA	Actual/360	4.850%	18,619.81	12,777.86	0.00	N/A	08/01/22	--	4,936,031.95	4,923,254.09	03/01/22
50	440000141	SS	Fort Worth	TX	Actual/360	5.037%	18,343.40	11,845.37	0.00	N/A	09/01/22	--	4,682,225.73	4,670,380.36	03/01/22
51	410915570	MU	Fairfield	CA	Actual/360	5.000%	17,628.28	11,628.50	0.00	N/A	07/01/22	--	4,532,985.64	4,521,357.14	03/01/22
52	440000143	SS	Fort Worth	TX	Actual/360	4.933%	17,108.28	11,393.01	0.00	N/A	09/01/22	--	4,459,022.82	4,447,629.81	03/01/22
53	28000199	LO	Newark	CA	Actual/360	5.500%	17,388.75	14,850.84	0.00	N/A	07/06/22	--	4,064,901.56	4,050,050.72	03/06/22
54	28000201	RT	Centennial	CO	Actual/360	4.950%	15,986.01	10,702.49	0.00	N/A	07/06/22	--	4,152,209.31	4,141,506.82	03/06/22
55	440000135	RT	Jacksonville	FL	Actual/360	4.600%	17,119.67	0.00	0.00	N/A	09/01/22	--	4,785,000.00	4,785,000.00	03/01/22
56	440000127	RT	Fort Worth	TX	Actual/360	5.070%	11,822.12	18,548.05	0.00	N/A	05/01/22	--	2,998,002.10	2,979,454.05	03/01/22
57	410915680	MH	Riverview	FL	Actual/360	5.040%	12,241.81	7,980.77	0.00	N/A	07/01/22	--	3,122,910.83	3,114,930.06	03/01/22
58	28000193	MH	Tucson	AZ	Actual/360	5.200%	11,846.61	7,372.27	0.00	N/A	07/06/22	--	2,929,107.80	2,921,735.53	03/06/22
59	410915625	MU	Timonium	MD	Actual/360	5.040%	10,467.79	6,788.81	0.00	N/A	08/01/22	--	2,670,354.80	2,663,565.99	03/01/22
60	410915114	SS	Lake Elsinore	CA	Actual/360	5.120%	10,371.16	6,498.40	0.00	N/A	10/01/22	--	2,604,365.79	2,597,867.39	03/01/22
61	410914934	RT	Las Vegas	NV	Actual/360	5.120%	8,931.80	8,372.58	0.00	N/A	08/01/22	--	2,242,918.56	2,234,545.98	03/01/22
62	820915243	98	Houston	TX	Actual/360	4.850%	7,264.97	9,698.15	0.00	N/A	08/01/22	--	1,925,912.56	1,916,214.41	03/01/22
63	310915585	SS	Woodbridge	VA	Actual/360	4.750%	8,249.11	5,835.37	0.00	N/A	08/01/22	--	2,232,842.38	2,227,007.01	03/01/22
64	410913883	RT	West Bloomfield	MI	Actual/360	5.010%	8,753.47	5,757.22	0.00	N/A	07/01/22	--	2,246,399.15	2,240,641.93	03/01/22
65	410915411	RT	Cumming	GA	Actual/360	5.080%	7,906.73	5,094.59	0.00	N/A	07/01/22	--	2,001,139.87	1,996,045.28	03/01/22
66	410915452	RT	Wilmington	NC	Actual/360	4.920%	7,428.77	4,992.10	0.00	N/A	08/01/22	--	1,941,315.93	1,936,323.83	03/01/22
67	410914456	RT	Dalton	GA	Actual/360	5.260%	7,303.28	4,444.21	0.00	N/A	08/01/22	--	1,785,157.88	1,780,713.67	03/01/22
68	410915306	MH	Mt. Clemens	MI	Actual/360	5.390%	6,812.45	5,945.80	0.00	N/A	08/01/22	--	1,625,022.30	1,619,076.50	03/01/22
69	410913876	RT	West Bloomfield	MI	Actual/360	5.010%	5,349.34	3,518.30	0.00	N/A	07/01/22	--	1,372,800.08	1,369,281.78	03/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
70	28000203	RT	Yulee	FL	Actual/360	5.250%	3,572.92	0.00	0.00	N/A	08/06/22	--	875,000.00	875,000.00 03/06/22
Totals							3,144,559.57	24,316,968.78	0.00				848,262,574.96	823,945,606.19
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	28,646,401.96	27,832,546.96	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,321,791.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,703,487.12	3,808,533.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,905,545.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,185,253.00	1,327,358.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,987,727.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	617,489.00	2,409,582.23	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	3,189,221.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,605,276.72	980,095.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,601,478.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,814,095.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,879,846.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,657,156.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,970,496.69	1,276,145.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,474,423.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1,338,756.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	1,085,624.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	(446,276.00)	0.00	--	--	05/11/21	0.00	0.00	0.00	0.00	0.00	0.00
39	636,312.63	351,703.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	892,319.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	316,238.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	693,596.62	484,149.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	803,003.03	577,987.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	389,424.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	817,629.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	473,487.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	467,333.62	313,227.56	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	451,081.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	546,572.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	344,491.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	364,611.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	819,967.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	104,026.23	78,019.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	73,657,890.35	39,439,348.55				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	28000185	22,284,015.44	Payoff Prior to Maturity	0.00	0.00
Totals		22,284,015.44		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	22,284,015.44	4.771063%	4.741059%	5
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,442,809.01	0	0.00	0	0.00	4.766219%	4.736345%	6
01/18/22	0	0.00	0	0.00	1	7,459,246.88	0	0.00	0	0.00	0	0.00	0	0.00	3	15,199,836.89	4.771080%	4.741262%	7
12/17/21	0	0.00	0	0.00	1	7,475,617.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784087%	4.754351%	8
11/18/21	0	0.00	0	0.00	1	7,492,906.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784246%	4.754510%	9
10/18/21	0	0.00	0	0.00	1	7,509,140.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784394%	4.754657%	10
09/17/21	0	0.00	0	0.00	1	7,526,297.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784551%	4.754812%	11
08/17/21	0	0.00	0	0.00	1	7,542,394.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784696%	4.754957%	12
07/16/21	0	0.00	0	0.00	1	7,558,427.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784840%	4.755100%	13
06/17/21	0	0.00	0	0.00	1	7,575,389.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784993%	4.755251%	14
05/17/21	0	0.00	0	0.00	1	7,591,287.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785134%	4.755392%	15
04/16/21	0	0.00	0	0.00	1	7,608,119.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785284%	4.755541%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		793,306,825	793,306,825	0		0
7 - 12 Months		2,597,867	2,597,867	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		28,040,914	28,040,914	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-22	823,945,606	823,945,606	0	0	0	0
Feb-22	848,262,575	848,262,575	0	0	0	0
Jan-22	859,901,084	852,441,837	0	0	7,459,247	0
Dec-21	876,863,011	869,387,393	0	0	7,475,618	0
Nov-21	878,717,787	871,224,880	0	0	7,492,907	0
Oct-21	880,464,805	872,955,665	0	0	7,509,140	0
Sep-21	882,305,055	874,778,758	0	0	7,526,297	0
Aug-21	884,037,126	876,494,731	0	0	7,542,395	0
Jul-21	885,761,981	878,203,554	0	0	7,558,427	0
Jun-21	887,580,868	880,005,479	0	0	7,575,389	0
May-21	889,290,957	881,699,670	0	0	7,591,287	0
Apr-21	891,095,614	883,487,494	0	0	7,608,120	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
38	310915869	7,423,357.79	7,423,357.79	10,000,000.00	04/19/21	(446,276.00)	(0.79210)	09/30/21	08/01/22	244
Totals		7,423,357.79	7,423,357.79	10,000,000.00		(446,276.00)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
38	310915869	LO	DE	05/05/20	9
Forbearance agreement was executed, and loan is current. Pending return to master servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	440000142	24,819,677.09	5.19600%	24,819,677.09	5.19600%	10	11/05/20	11/01/20	12/11/20
11	820914653	25,489,421.53	4.79000%	25,489,421.53	4.79000%	10	06/29/20	07/01/20	08/11/20
27	310915899	0.00	4.95000%	0.00	4.95000%	8	07/23/14	07/23/14	07/24/14
38	310915869	0.00	4.75000%	0.00	4.75000%	10	02/11/22	04/01/20	01/05/22
38	310915869	0.00	4.75000%	0.00	4.75000%	10	01/05/22	04/01/20	02/11/22
Totals		50,309,098.62		50,309,098.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	310915899 01/17/19	8,521,991.58	3,190,000.00	2,856,988.77	563,048.40	2,856,988.77	2,293,940.37	6,228,051.21	122,074.92	147,012.89	6,081,038.32	40.67%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		8,521,991.58	3,190,000.00	2,856,988.77	563,048.40	2,856,988.77	2,293,940.37	6,228,051.21	122,074.92	147,012.89	6,081,038.32

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	310915899	03/17/22	0.00	0.00	6,081,038.32	0.00	0.00	(122,074.92)	0.00	0.00	6,081,038.32
		10/18/21	0.00	0.00	6,203,113.24	0.00	0.00	203.13	0.00	0.00
		05/15/20	0.00	0.00	6,202,910.11	0.00	0.00	(2,425.00)	0.00	0.00
		09/17/19	0.00	0.00	6,205,335.11	0.00	0.00	(22,716.10)	0.00	0.00
		01/17/19	0.00	0.00	6,228,051.21	0.00	0.00	6,228,051.21	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(122,074.92)	0.00	0.00	(122,074.92)
Cumulative Totals			0.00	0.00	6,081,038.32	0.00	0.00	6,081,038.32	0.00	0.00	6,081,038.32

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	7,826.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	(3,235.14)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(3,235.14)	0.00	7,826.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,590.88

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29